Short-term loans and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short-term loans and current portion of long-term debt

	Balance at December 31, 2023,			Balance at December 31, 2024
	Interest Rate Range	Maturity Date	Amount	Interest Rate Range	Maturity Date	Amount
			RMB in thousands
Unsecured bank loans	3.00%~3.26%	Within 12 months	1,401,986	2.30%~2.70%	Within 12 months	1,571,179
April 2026 Notes (Note 14)	1.375%	Within 12 months	3,017,339	—	—	—
December 2026 Notes (Note 14)	0.50%	Within 12 months	3,036,428	—	—	—
2027 Notes (Note 14)	—	—	—	1.25%	Within 12 months	657

Total			7,455,753			1,571,836